Nature of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

NATURE OF BUSINESS

Financial Gravity Companies, Inc. and Subsidiaries (the “Company”) located in Allen, Texas and provides integrated tax, business, and financial solutions to small businesses, small business owners and high net worth individuals. The Company’s focus is on helping clients build wealth, most often with tax savings, lowering costs and improving efficiency. The wholly-owned subsidiaries of the Company include: Financial Gravity Holdings, Inc., Financial Gravity Operations, Inc., Financial Gravity Tax, Inc., Financial Gravity Wealth, Inc., Financial Gravity Business, LLC, Financial Gravity Ventures, LLC., SASH Corporation (doing business as Metro Data Processing) and Tax Coach Software, LLC.

Financial Gravity Companies, Inc. and Subsidiaries (the “Company”) is located in Allen, Texas. The wholly-owned subsidiaries of the organization include: Financial Gravity Holdings, Inc., Financial Gravity Operations, Inc., Financial Gravity Tax, Inc., Financial Gravity Wealth, Inc., Cloud9 Holdings Company, Financial Gravity Business, LLC, Financial Gravity Ventures, LLC., SASH Corporation (doing business as Metro Data Processing) and Tax Coach Software, LLC.

Financial Gravity Holdings, Inc. (“FGH”) was established on September 29, 2014 to engage in the acquisition and integration of financial and other businesses which will deliver a wide range of accounting, tax planning and management services to high net worth individuals and businesses in the Dallas/Fort Worth region, with further expansion into other markets in accordance with its long-term growth rate and strategic business plan.

Financial Gravity Operations, Inc. (“FGO”) was established as a wholly-owned subsidiary of FGH in Texas on September 29, 2014. FGO did not have any activity through September 30, 2014. Activity commenced in 2015 for FGO related to the management of operational expenses for the shared services of the subsidiaries.

Financial Gravity Business, LLC. (“FGB”) formerly Cloud9b2b, LLC (“Cloud9 B2B”) was acquired by Cloud9 Holdings Company effective December 31, 2014 and provides business consulting services to Small Business Owners that identify ways to leverage a business’ current assets (people, platforms and processes) and reduce exposure to risk, both short-term and long-term, while simplifying the business and increasing profitability. FGB does not have any financial activity through September 30, 2017.

Financial Gravity Ventures, LLC. (“FGV”) formerly Cloud9 Accelerator, LLC was acquired by Cloud9 Holdings Company (Cloud9) effective December 31, 2014 and holds acquired companies and business assets until they are integrated into the main stream Financial Gravity business structure. FGV did not have any financial activity through September 30, 2017.

Effective January 1, 2015, Cloud9 assigned 100% of the membership interest in Cloud9 Accelerator, LLC and Cloud9B2B, to FGO.

Financial Gravity Tax, Inc. (“FG Tax”) formerly Business Legacy, Inc., (“BLI”) was acquired by FGO for no cost effective January 1, 2015 and is located in Allen, Texas. BLI is a bookkeeping, tax planning, tax preparation, and payroll service provider to small companies and individuals.

Financial Gravity Wealth, Inc. (“FG Wealth”) formerly Pollock Advisory Group, Inc., (“PAG”) was acquired by FGO for no cost-effective January 1, 2015 and is a registered investment advisor, located in Allen, Texas. PAG provides asset management services.

SASH Corporation, an Oklahoma corporation doing business as Metro Data Processing (“MDP”) was acquired August 12, 2015. The purchase was made by Cloud9Accelerator, LLC. MDP is located in Tulsa, Oklahoma, and provides payroll services, software, and support solutions to business owners.

Tax Coach Software, LLC (“TCS”), was acquired effective October 1, 2015, and is an Ohio limited liability company. The purchase was made by FGH. TCS, located in Cincinnati, Ohio, provides three primary services including monthly subscriptions to the “Tax Coach” software system, coaching and email marketing services.